Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of composition of inventory balances

	2022 £m	2021 £m
Raw materials and consumables	310	233
Work in progress	35	47
Finished goods	1,003	671
Total	1,348	951